Restructuring Costs (Details) - USD ($)		12 Months Ended
	Mar. 09, 2021	Dec. 31, 2019	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring cost	$ 3,600,000	$ 9,600,000
Restructuring Cost Liabilities			$ 0
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Restructuring cost	3,200,000	4,400,000
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring cost		2,200,000
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring cost	300,000	1,600,000
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring cost	$ 100,000	$ 1,400,000